Condensed Financial Information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2023
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Condensed Balance Sheet
	March 31,
	2022	2023

Assets

Current assets:
Cash and cash equivalents	$227	$918
Prepaid expenses and other current assets	45	45
Amounts due from subsidiaries	12,533	8,228
Total current assets	12,805	9,191
Investments in subsidiaries	79,666	82,154
Total assets	$92,471	$91,345

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,573	$1,573
Other accrued liabilities	120	123
Total current liabilities	1,693	1,696
Total shareholders’ equity	90,778	89,649
Total liabilities and shareholders’ equity	$92,471	$91,345

Condensed Income Statement
	Year ended March 31,
	2021	2022	2023

Equity in earnings of subsidiaries	$9,442	$8,661	$2,488
Operating expenses	1,211	429	429
Income before income taxes	8,231	8,232	2,059
Income taxes	-	-	-
Net income	8,231	8,232	2,059
Share of other comprehensive income (loss) of subsidiaries	-	-	-
Total comprehensive income	$8,231	$8,232	$2,059

Condensed Cash Flow Statement
	Year ended March 31,
	2021	2022	2023
Cash flows from operating activities
Net income	$8,231	$8,232	$2,059
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(9,442)	(8,661)	(2,488)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(3)	-	-
Amounts due from subsidiaries	7,774	(782)	4,305
Other accrued liabilities	(24)	7	3
Net cash provided by (used in) operating activities	6,536	(1,204)	3,879

Cash flows from financing activities
Dividends paid	(2,864)	(3,186)	(3,188)
Proceeds from exercise of stock options	-	43	-
Net cash used in financing activities	(2,864)	(3,143)	(3,188)

Net increase (decrease) in cash and cash equivalents	3,672	(4,347)	691
Cash and cash equivalents, beginning of year	902	4,574	227
Cash and cash equivalents, end of year	$4,574	$227	$918